Note 19 - COVID-19	3 Months Ended
Mar. 31, 2021
Statement Line Items [Line Items]
Disclosure of events after reporting period [text block]
19.	COVID- 19

Since
December 31, 2019,
the outbreak of the novel strain of coronavirus, specifically identified as “COVID-
19,”
has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods and social distancing, have caused material disruption to businesses globally resulting in an economic slowdown. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The extent to which COVID-
19
and any other pandemic or public health crisis impacts the Company's business, affairs, operations, financial condition, liquidity, availability of credit and results of operations will depend on future developments that are highly uncertain and cannot be predicted with any meaningful precision, including new information which may
emerge concerning the severity of the COVID-
19
virus and the actions required to contain the COVID-
19
virus or remedy its impact, among others.

The duration and impact of the COVID-
19
outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not
possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Company and its operating subsidiaries in future periods.

Lingo Media has taken measures to protect its management, employees and contractors and has advised them to work from home and maintain a safe environment to ensure they are healthy and have minimal exposure to the risk of infection.

The Company has contacted all the parties it is working with to ensure they are all working in a safe environment. A number of such parties have had an impact on their operations and ability to collaborate, while, a large number have identified multiple new business opportunities due to COVID-
19
and the stay at home order of students in many countries. Lingo Media is offering e-learning solutions which fit the challenges schools and universities are facing by providing an online language learning solutions. In addition, the Company has designed a number of promotions to ensure its clients can easily deploy its suite of products that are well suited for a quarantined environment.